Capital Lease Obligations and Restricted Cash - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 22, 2014	Dec. 31, 2014 Vessel	Dec. 31, 2013
Capital Leased Assets [Line Items]
Outstanding lease obligation		63,550,000	598,329,000
Restricted cash on deposits		85,698,000	497,984,000
Teekay Nakilat Corporation [Member]
Capital Leased Assets [Line Items]
Security deposit against future claims		6,800,000
Certain Term Loans and Other Obligations [Member]
Capital Leased Assets [Line Items]
Restricted cash deposits relating to certain term loans, collateral for derivatives and other obligations		107,800,000	27,100,000
Assets Held for Sale [Member]
Capital Leased Assets [Line Items]
Number of vessels		2
RasGas II LNG Carriers [Member]
Capital Leased Assets [Line Items]
Restricted cash on deposits		6,800,000	475,600,000
Weighted-average interest rates earned on deposits		0.60%	0.30%
RasGas II LNG Carriers [Member] | Teekay LNG [Member]
Capital Leased Assets [Line Items]
Number of capital leased assets	3
Percentage of partnership's in joint ventures partner's share	30.00%
Teekay Nakilat Corporation [Member]
Capital Leased Assets [Line Items]
Tax indemnification		14,400,000	15,000,000
Teekay Nakilat Corporation [Member] | Teekay LNG [Member]
Capital Leased Assets [Line Items]
Ownership interest held by partnership		70.00%	70.00%
Capitalized amount paid to the lessor in excess of the outstanding lease obligation	23,100,000
Outstanding lease obligation	473,400,000
Capital lease arrangement period, lessee		The Teekay Nakilat Joint Venture was the lessee under three separate 30-year capital lease arrangements with a third party for the three RasGas II LNG Carriers.
Number of vessels		3
Suezmax Tankers [Member]
Capital Leased Assets [Line Items]
Weighted-average interest rate on leases		5.50%
Approximate capital leases future minimum payments due		73,700,000
Interest expenses included in capital lease payment obligation		10,200,000
Suezmax Tankers [Member] | Teekay LNG [Member]
Capital Leased Assets [Line Items]
Number of capital leased assets		4
Capital lease arrangement period, lessee		Under these capital leases, the owner has the option to require Teekay LNG to purchase the four vessels. The charterer, who is also the owner, also has the option to cancel the charter contracts.
Suezmax Tankers [Member] | Assets Held for Sale [Member] | Teekay LNG [Member]
Capital Leased Assets [Line Items]
Number of vessels		2